Equity - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands					2 Months Ended	12 Months Ended
	Nov. 16, 2023	Sep. 14, 2023	Mar. 13, 2023	Nov. 01, 2021	Feb. 20, 2024	Dec. 31, 2023	Dec. 31, 2021	Feb. 23, 2024	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Share repurchase program, authorized amount						$ 250,000			$ 500,000	$ 650,000	$ 500,000	$ 500,000	$ 500,000
Treasury stock acquired (in shares)						44,300
Treasury stock acquired, average cost per share (in dollars per share)						$ 59.09
Stock cancelled during period (in shares)						34,800
Market auction Preferred Stock
Class of Stock [Line Items]
Shares redeemed during period, par value						$ 100,000,000
Shares redeemed during period, carrying value						$ 77,000,000
Subsequent event
Class of Stock [Line Items]
Share repurchase program, authorized amount								$ 500,000,000
Treasury stock acquired (in shares)					2,200
Treasury stock acquired, average cost per share (in dollars per share)					$ 76.17
General Electric | Related Party
Class of Stock [Line Items]
Treasury stock acquired (in shares)	7,900	17,500	8,800			36,400
Treasury stock acquired, average cost per share (in dollars per share)	$ 63.62	$ 57.53	$ 56.89
General Electric | Related Party | March Secondary Public Offering
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			23,000
General Electric | Related Party | March Secondary Public Offering | Secondary Offering
Class of Stock [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share)			$ 58.50
General Electric | Related Party | September Secondary Public Offering
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		46,800
General Electric | Related Party | September Secondary Public Offering | Secondary Offering
Class of Stock [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share)		$ 59.00
General Electric | Related Party | November Secondary Public Offering
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	30,700
General Electric | Related Party | November Secondary Public Offering | Secondary Offering
Class of Stock [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share)	$ 65.25
Ordinary share capital
Class of Stock [Line Items]
GECAS Transaction, stock issued during period (in shares)							111,500
GE Capital Aviation Services | Ordinary share capital
Class of Stock [Line Items]
GECAS Transaction, stock issued during period (in shares)				111,500